Schedule of Investments (unaudited) September 30, 2021	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 20.9%
AbbVie, Inc.	57,235	$6,173,939
Acceleron Pharma, Inc.(a)	28,935	4,979,713
Acerta Pharma BV, Series B, (Acquired 05/06/15, Cost: $986,402)(b)(c)	17,146,440	2,455,885
Acumen Pharmaceuticals, Inc., (Acquired 11/20/20, Cost: $580,000)(c)	152,651	2,212,314
Agios Pharmaceuticals, Inc.(a)	21,625	997,994
Allogene Therapeutics, Inc.(a)	30,786	791,200
Alnylam Pharmaceuticals, Inc.(a)	34,003	6,420,106
Ambrx Biopharma, Inc., (Acquired 06/22/21, Cost: $500,001)(c)	303,869	569,675
Amgen, Inc.(d)	62,397	13,268,722
Annexon, Inc.(a)	15,164	282,202
Apellis Pharmaceuticals, Inc.(a)	15,300	504,288
Arcutis Biotherapeutics, Inc.(a)	42,854	1,023,782
Arena Pharmaceuticals, Inc.(a)	14,984	892,297
Argenx SE, ADR(a)	7,110	2,147,220
Biogen, Inc.(a)	36,118	10,221,033
Biohaven Pharmaceutical Holding Co. Ltd.(a)	2,290	318,104
BioMarin Pharmaceutical, Inc.(a)	19,694	1,522,149
Blueprint Medicines Corp.(a)	11,368	1,168,744
Bridgebio Pharma, Inc.(a)	13,427	629,323
Cerevel Therapeutics Holdings, Inc.(a)	16,785	495,157
Connect Biopharma Holdings Ltd.(a)(e)	12,117	289,596
Connect Biopharma Holdings Ltd., (Acquired 12/01/20, Cost: $250,023)(c)	22,809	545,135
Cytokinetics, Inc.(a)	16,280	581,847
Decibel Therapeutics, Inc.(a)	25,174	194,092
Decibel Therapeutics, Inc., (Acquired 11/02/20, Cost: $198,658)(c)	21,710	167,384
Design Therapeutics, Inc.(a)(e)	13,967	205,175
Dicerna Pharmaceuticals, Inc.(a)	14,790	298,166
Enanta Pharmaceuticals, Inc.(a)	5,480	311,319
Everest Medicines Ltd.(a)(f)	30,500	192,596
Exact Sciences Corp.(a)	14,000	1,336,300
Forma Therapeutics Holdings, Inc.(a)	11,947	277,051
Genmab A/S(a)	7,828	3,420,222
Genmab A/S, ADR(a)	28,261	1,235,006
Gilead Sciences, Inc.	133,519	9,326,302
Global Blood Therapeutics, Inc.(a)	25,084	639,140
Horizon Therapeutics PLC(a)	19,295	2,113,574
Ideaya Biosciences, Inc.(a)	15,835	403,634
Imago Biosciences, Inc.(a)	24,661	493,960
Immuneering Corp., Class A(a)(e)	14,456	383,807
Immunocore Holdings PLC, ADR(a)	9,668	358,393
Incyte Corp.(a)	23,637	1,625,753
Kronos Bio, Inc., (Acquired 10/09/20, Cost: $260,000), 8/20/2020(c)	16,099	337,435
Krystal Biotech, Inc.(a)	3,730	194,743
Mersana Therapeutics, Inc.(a)	57,220	539,585
Mirati Therapeutics, Inc.(a)	8,661	1,532,218
Moderna, Inc.(a)	12,685	4,881,949
Monte Rosa Therapeutics, Inc.(a)	28,575	636,651
Natera, Inc.(a)	29,436	3,280,348
Neurocrine Biosciences, Inc.(a)	18,372	1,762,059
Novavax, Inc.(a)	9,295	1,926,946
Omega Therapeutics, Inc.(a)	23,833	449,252
Point Biopharma Global, Inc.(a)	27,000	207,630
Prothena Corp. PLC(a)	21,064	1,500,389

Security	Shares	Value

Biotechnology (continued)
PTC Therapeutics, Inc.(a)	4,745	$176,561
Rapt Therapeutics, Inc.(a)	8,660	268,893
Regeneron Pharmaceuticals, Inc.(a)	11,420	6,911,156
Relay Therapeutics, Inc.(a)	10,918	344,245
Sarepta Therapeutics, Inc.(a)	8,718	806,241
Seagen, Inc.(a)	62,943	10,687,721
Sigilon Therapeutics, Inc.(a)	19,555	110,486
Talaris Therapeutics, Inc.(a)	23,939	324,613
Tango Therapeutics, Inc.(a)(e)	8,720	112,750
Taysha Gene Therapies, Inc.(a)	30,936	576,028
TCR2 Therapeutics, Inc.(a)	10,160	86,462
Tenaya Therapeutics, Inc.(a)(e)	30,572	631,312
TScan Therapeutics, Inc.(a)(e)	29,940	249,700
Vertex Pharmaceuticals, Inc.(a)	21,723	3,940,335

		123,948,007

Diversified Financial Services(a) — 0.3%
Health Assurance Acquisition Corp., Class A	90,235	882,498
Health Sciences Acquisitions Corp.	13,696	135,454
Helix Acquisition Corp., Class A	11,715	115,627
MedTech Acquisition Corp., Class A(e)	42,753	424,537

		1,558,116

Health Care Equipment & Supplies — 26.4%
Abbott Laboratories(d)	275,807	32,581,081
ABIOMED, Inc.(a)	13,964	4,545,561
Alcon, Inc.	57,785	4,649,959
Baxter International, Inc.	94,497	7,600,394
Boston Scientific Corp.(a)	342,152	14,845,975
Cooper Cos., Inc.	3,510	1,450,718
DENTSPLY SIRONA, Inc.	52,685	3,058,364
Edwards Lifesciences Corp.(a)	99,620	11,277,980
Intuitive Surgical, Inc.(a)(d)	16,663	16,565,522
Kangji Medical Holdings Ltd.(e)	264,936	351,408
Masimo Corp.(a)	22,110	5,985,398
Medtronic PLC	141,261	17,707,067
Nevro Corp.(a)	19,693	2,291,871
Novocure Ltd.(a)	8,970	1,042,045
ResMed, Inc.	18,667	4,919,688
Stryker Corp.	41,981	11,071,229
Teleflex, Inc.	19,140	7,207,167
Zimmer Biomet Holdings, Inc	63,022	9,223,900

		156,375,327

Health Care Providers & Services — 18.0%
Agiliti, Inc.(a)	75,106	1,430,018
Agilon Health, Inc.(a)	41,052	1,075,973
Alignment Healthcare, Inc.(a)	50,071	800,134
Amedisys, Inc.(a)	19,757	2,945,769
AmerisourceBergen Corp.	24,875	2,971,319
Anthem, Inc.(d)	24,312	9,063,514
Cano Health, Inc., (Acquired 09/02/21, Cost: $1,485,000)(c)	148,500	1,882,980
Cardinal Health, Inc.	57,890	2,863,239
CareMax, Inc., (Acquired 07/22/21, Cost: $257,350)(c)	25,735	248,600
CareMax, Inc.(a)(e)	21,007	202,928
Centene Corp.(a)	66,812	4,163,056
Cigna Corp.	72,169	14,445,347
Encompass Health Corp.	40,167	3,014,132
Guardant Health, Inc.(a)	7,365	920,699
Henry Schein, Inc.(a)	41,035	3,125,226
Humana, Inc.(d)	18,990	7,389,958
Innovage Holding Corp.(a)	13,434	88,799

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
LHC Group, Inc.(a)	20,224	$3,173,348
LifeStance Health Group, Inc.(a)	73,455	1,065,097
McKesson Corp.	6,180	1,232,168
Oak Street Health, Inc.(a)	54,700	2,326,391
Privia Health Group, Inc.(a)	16,443	387,397
Quest Diagnostics, Inc.	30,305	4,403,619
UnitedHealth Group, Inc.(d)	94,809	37,045,669

		106,265,380

Health Care Technology — 0.5%
Teladoc Health, Inc.(a)	21,980	2,787,284

Life Sciences Tools & Services — 11.9%
Agilent Technologies, Inc.	13,960	2,199,119
Avantor, Inc.(a)	142,704	5,836,594
Danaher Corp.	18,790	5,720,428
ICON PLC(a)	14,645	3,837,283
Illumina, Inc.(a)	14,027	5,689,491
IQVIA Holdings, Inc.(a)	31,163	7,464,785
Nautilus Biotechnology, Inc.(a)	16,560	101,678
QIAGEN NV(a)	13,214	682,899
Rapid Micro Biosystems, Inc., Class A(a)(e)	20,561	379,762
Thermo Fisher Scientific, Inc.(d)(g)	61,863	35,344,188
WuXi AppTec Co. Ltd., Class H	33,842	787,835
Wuxi Biologics Cayman, Inc.(a)(f)	148,000	2,400,603

		70,444,665

Pharmaceuticals — 20.1%
AstraZeneca PLC	25,400	3,061,150
Bristol-Myers Squibb Co.	157,283	9,306,435
Daiichi Sankyo Co. Ltd.	67,500	1,794,227
Eli Lilly & Co.	76,468	17,667,931
Hansoh Pharmaceutical Group Co. Ltd.	882,438	2,233,782
Hua Medicine(a)(f)	735,105	442,877
Johnson & Johnson	151,224	24,422,676
Merck & Co., Inc.	73,837	5,545,897
Nektar Therapeutics(a)	24,513	440,254
Pfizer, Inc.	717,846	30,874,557
Roche Holding AG	11,467	4,185,108
Sanofi	57,845	5,568,391
Sanofi, ADR	54,625	2,633,471
Zoetis, Inc.	54,489	10,578,495

		118,755,251

Total Common Stocks — 98.1% (Cost: $374,239,399)		580,134,030

Security	Benefical Interest (000)	Value

Other Interests(h)

Pharmaceuticals — 0.1%
Afferent Pharmaceuticals, Inc.(b)	$190	$273,831

Total Other Interests — 0.1% (Cost: $ — )		273,831

	Shares

Preferred Securities

Preferred Stocks — 1.0%(c)

Biotechnology — 0.3%
Affinvax, Inc., Series C, (Acquired 01/06/21, Cost: $199,992)(b)	6,331	219,939
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)(b)	44,167	238,502
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $149,465)(b)	126,665	163,398
Imago Biosciences, Inc., (Acquired 11/12/20, Cost: $235,002)	23,163	450,552
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)(b)	21,100	590,800
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $260,567)(b)	106,790	295,808

		1,958,999

Health Care Equipment & Supplies(b) — 0.3%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $595,999)	101,741	596,202
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	1,072,794
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	92,580	286,998

		1,955,994

Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)(b)	4,243,029	502,969

Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)(b)	30,616	560,000

Software — 0.2%
Carbon Health Technologies, Inc., (Acquired 07/09/21, Cost: $907,000)(b)	907	907,000

Total Preferred Stocks — 1.0%		5,884,962

Total Preferred Securities — 1.0% (Cost: $5,636,585)		5,884,962

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Diversified Financial Services(a) — 0.0%
Health Assurance Acquisition Corp. (Expires 11/12/2025)	22,558	$23,235
MedTech Acquisition Corp. (Expires 12/18/2025)	14,251	11,686

		34,921

Health Care Providers & Services — 0.0%
CareMax, Inc. (Expires 06/08/2026)(a)	4,201	11,133

Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Expires 07/07/2027)(a)	4,050	10,246

Total Warrants — 0.0% (Cost: $116,150)		56,300

Total Long-Term Investments — 99.2% (Cost: $379,992,134)		586,349,123

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(i)(j)	8,816,253	8,816,253
SL Liquidity Series, LLC, Money Market Series, 0.13%(i)(j)(k)	704,024	704,235

Total Short-Term Securities — 1.6% (Cost: $9,520,488)		9,520,488

Options Purchased — 0.0% (Cost: $250,086)		200,375

Total Investments Before Options Written — 100.8% (Cost: $389,762,708)		596,069,986

Options Written — (0.5)% (Premiums Received: $(5,683,310))		(2,979,941)

Total Investments, Net of Options Written — 100.3% (Cost: $384,079,398)		593,090,045

Liabilities in Excess of Other Assets — (0.3)%		(1,757,939)

Net Assets — 100.0%		$591,332,106

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $14,304,370, representing 2.4% of its net assets as of period end, and an original cost of $10,154,019.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of this security is on loan.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,774,637	$—		$(4,958,384	)(a)	$—	$—	$8,816,253	8,816,253	$1,180		$—
SL Liquidity Series, LLC, Money Market Series	102,701	601,543(a	)	—		(9)	—	704,235	704,024	15,095	(b)	—

						$(9)	$—	$9,520,488		$16,275		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust (BME)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Moderna, Inc.	70	11/19/21	USD	400.00	USD	2,694	$200,375

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Biogen, Inc.	124	10/01/21	USD	355.00	USD	3,509	$(53,320)
Cardinal Health, Inc.	124	10/01/21	USD	54.00	USD	613	(620)
Edwards Lifesciences Corp.	133	10/01/21	USD	118.00	USD	1,506	(1,995)
Humana, Inc.	31	10/01/21	USD	420.00	USD	1,206	(930)
Intuitive Surgical, Inc.	19	10/01/21	USD	1,060.00	USD	1,889	(6,270)
McKesson Corp.	6	10/01/21	USD	205.00	USD	120	(180)
Nektar Therapeutics	53	10/01/21	USD	13.92	USD	95	(21,412)
LHC Group, Inc.	29	10/06/21	USD	218.00	USD	455	—
Abbott Laboratories	86	10/08/21	USD	127.25	USD	1,016	(112)
AbbVie, Inc.	94	10/08/21	USD	113.00	USD	1,014	(1,927)
Amgen, Inc.	54	10/08/21	USD	225.00	USD	1,148	(999)
Baxter International, Inc.	156	10/08/21	USD	85.00	USD	1,255	(6,240)
Boston Scientific Corp.	108	10/08/21	USD	46.00	USD	469	(1,890)
Bristol-Myers Squibb Co.	102	10/08/21	USD	68.00	USD	604	(510)
Cardinal Health, Inc.	40	10/08/21	USD	55.00	USD	198	(1,200)
Exact Sciences Corp.	11	10/08/21	USD	107.00	USD	105	(248)
Intuitive Surgical, Inc.	9	10/08/21	USD	356.63	USD	895	(2,003)
Medtronic PLC	68	10/08/21	USD	134.00	USD	852	(1,530)
Merck & Co., Inc.	140	10/08/21	USD	77.00	USD	1,052	(5,810)
Sarepta Therapeutics, Inc.	29	10/08/21	USD	80.00	USD	268	(38,135)
UnitedHealth Group, Inc.	45	10/08/21	USD	425.00	USD	1,758	(1,305)
Stryker Corp.	50	10/14/21	USD	268.75	USD	1,319	(12,219)
Abbott Laboratories	187	10/15/21	USD	130.00	USD	2,209	(1,964)
Agilon Health, Inc.	39	10/15/21	USD	40.00	USD	102	(1,950)
Agilon Health, Inc.	38	10/15/21	USD	35.00	USD	100	(380)
Alcon, Inc.	39	10/15/21	USD	85.00	USD	314	(1,073)
Amgen, Inc.	53	10/15/21	USD	235.00	USD	1,127	(504)
Anthem, Inc.	14	10/15/21	USD	390.00	USD	522	(3,465)
Apellis Pharmaceuticals, Inc.	17	10/15/21	USD	90.00	USD	56	(1,360)
Arcutis Biotherapeutics, Inc.	31	10/15/21	USD	25.00	USD	74	(3,023)
Argenx SE, ADR	15	10/15/21	USD	330.00	USD	453	(3,825)
Avantor, Inc.	177	10/15/21	USD	40.00	USD	724	(31,417)
BioMarin Pharmaceutical, Inc.	37	10/15/21	USD	80.00	USD	286	(5,827)
Blueprint Medicines Corp.	36	10/15/21	USD	100.00	USD	370	(27,540)
Boston Scientific Corp.	375	10/15/21	USD	45.00	USD	1,627	(12,000)
Bristol-Myers Squibb Co.	170	10/15/21	USD	66.25	USD	1,006	(1,518)
Centene Corp.	106	10/15/21	USD	65.00	USD	660	(9,805)
Cerevel Therapeutics Holdings, Inc.	16	10/15/21	USD	40.00	USD	47	(880)
Cytokinetics, Inc.	31	10/15/21	USD	33.00	USD	111	(11,470)
DENTSPLY SIRONA, Inc.	135	10/15/21	USD	62.50	USD	784	(1,350)
Dicerna Pharmaceuticals, Inc.	28	10/15/21	USD	25.00	USD	56	(1,050)
Enanta Pharmaceuticals, Inc.	10	10/15/21	USD	50.00	USD	57	(7,150)
Encompass Health Corp.	72	10/15/21	USD	80.00	USD	540	(6,840)
Gilead Sciences, Inc.	179	10/15/21	USD	72.50	USD	1,250	(9,039)
Global Blood Therapeutics, Inc.	47	10/15/21	USD	30.05	USD	120	(1,372)
Guardant Health, Inc.	27	10/15/21	USD	130.00	USD	338	(6,277)
Henry Schein, Inc.	155	10/15/21	USD	80.00	USD	1,180	(10,462)
Horizon Pharma PLC	73	10/15/21	USD	110.00	USD	800	(22,630)
Humana, Inc.	16	10/15/21	USD	420.00	USD	623	(920)
Humana, Inc.	37	10/15/21	USD	425.00	USD	1,440	(1,573)
Incyte Corp.	45	10/15/21	USD	77.50	USD	310	(675)
Johnson & Johnson	302	10/15/21	USD	175.00	USD	4,877	(2,718)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
LHC Group, Inc.	29	10/15/21	USD	185.00	USD	455	$(2,175)
Masimo Corp.	28	10/15/21	USD	295.00	USD	758	(6,300)
McKesson Corp.	6	10/15/21	USD	200.00	USD	120	(2,190)
Medtronic PLC	125	10/15/21	USD	135.00	USD	1,567	(3,688)
Mersana Therapeutics, Inc.	41	10/15/21	USD	17.50	USD	39	(615)
Natera, Inc.	24	10/15/21	USD	125.00	USD	267	(5,640)
Oak Street Health, Inc.	83	10/15/21	USD	60.00	USD	353	(4,980)
Pfizer, Inc.	605	10/15/21	USD	47.00	USD	2,602	(3,328)
Prothena Corp. PLC	21	10/15/21	USD	70.00	USD	150	(10,710)
Rapt Therapeutics, Inc.	25	10/15/21	USD	35.00	USD	78	(2,250)
ResMed, Inc.	35	10/15/21	USD	290.00	USD	922	(1,575)
Seagen, Inc.	120	10/15/21	USD	164.93	USD	2,038	(95,383)
Teleflex, Inc.	38	10/15/21	USD	390.00	USD	1,431	(22,420)
Thermo Fisher Scientific, Inc.	46	10/15/21	USD	560.00	USD	2,628	(89,470)
UnitedHealth Group, Inc.	194	10/15/21	USD	430.00	USD	7,580	(10,864)
Vertex Pharmaceuticals, Inc.	82	10/15/21	USD	200.00	USD	1,487	(4,305)
Zimmer Biomet Holdings, Inc.	136	10/15/21	USD	148.80	USD	1,990	(29,369)
Zoetis, Inc.	207	10/15/21	USD	210.00	USD	4,019	(5,693)
AbbVie, Inc.	94	10/22/21	USD	113.00	USD	1,014	(5,593)
Boston Scientific Corp.	375	10/22/21	USD	46.00	USD	1,627	(12,000)
Bristol-Myers Squibb Co.	139	10/22/21	USD	67.72	USD	822	(1,674)
Cardinal Health, Inc.	73	10/22/21	USD	55.00	USD	361	(1,095)
Cigna Corp.	80	10/22/21	USD	215.00	USD	1,601	(6,800)
Eli Lilly & Co.	155	10/22/21	USD	260.00	USD	3,581	(10,385)
Illumina, Inc.	22	10/22/21	USD	490.00	USD	892	(10,120)
Intuitive Surgical, Inc.	14	10/22/21	USD	366.62	USD	1,392	(11,760)
Medtronic PLC	101	10/22/21	USD	135.00	USD	1,266	(5,404)
Merck & Co., Inc.	140	10/22/21	USD	77.00	USD	1,052	(11,410)
Novavax, Inc.	35	10/22/21	USD	290.00	USD	726	(5,827)
Pfizer, Inc.	252	10/22/21	USD	47.00	USD	1,084	(2,520)
Regeneron Pharmaceuticals, Inc.	21	10/22/21	USD	690.00	USD	1,271	(5,565)
Teladoc Health, Inc.	12	10/22/21	USD	150.00	USD	152	(852)
UnitedHealth Group, Inc.	51	10/22/21	USD	415.00	USD	1,993	(16,039)
Encompass Health Corp.	80	10/25/21	USD	80.00	USD	600	(8,227)
Amgen, Inc.	59	10/29/21	USD	220.00	USD	1,255	(16,697)
Anthem, Inc.	51	10/29/21	USD	395.00	USD	1,901	(26,265)
Bristol-Myers Squibb Co.	43	10/29/21	USD	65.00	USD	254	(1,333)
Cardinal Health, Inc.	73	10/29/21	USD	54.00	USD	361	(1,095)
Eli Lilly & Co.	180	10/29/21	USD	245.00	USD	4,159	(49,320)
Pfizer, Inc.	833	10/29/21	USD	47.00	USD	3,583	(12,078)
Alcon, Inc.	53	11/03/21	USD	86.50	USD	426	(11,540)
DENTSPLY SIRONA, Inc.	65	11/03/21	USD	63.50	USD	377	(2,431)
Masimo Corp.	28	11/03/21	USD	275.00	USD	758	(23,051)
Anthem, Inc.	27	11/05/21	USD	385.00	USD	1,007	(25,515)
Boston Scientific Corp.	351	11/05/21	USD	45.00	USD	1,523	(36,157)
Bristol-Myers Squibb Co.	122	11/05/21	USD	63.00	USD	722	(8,723)
Centene Corp.	72	11/05/21	USD	65.00	USD	449	(11,911)
Cigna Corp.	70	11/05/21	USD	210.00	USD	1,401	(28,000)
Edwards Lifesciences Corp.	245	11/05/21	USD	122.00	USD	2,774	(47,775)
Exact Sciences Corp.	17	11/05/21	USD	103.00	USD	162	(6,460)
Gilead Sciences, Inc.	328	11/05/21	USD	73.00	USD	2,291	(44,277)
Illumina, Inc.	31	11/05/21	USD	460.00	USD	1,257	(8,447)
Intuitive Surgical, Inc.	12	11/05/21	USD	1,070.00	USD	1,193	(20,760)
Medtronic PLC	126	11/05/21	USD	132.00	USD	1,579	(16,443)
Moderna, Inc.	19	11/05/21	USD	470.00	USD	731	(12,777)
Pfizer, Inc.	520	11/05/21	USD	46.00	USD	2,237	(21,840)
Teladoc Health, Inc.	9	11/05/21	USD	145.00	USD	114	(2,282)
UnitedHealth Group, Inc.	70	11/05/21	USD	420.00	USD	2,735	(28,105)
PTC Therapeutics, Inc.	18	11/16/21	USD	45.00	USD	67	(380)
Abbott Laboratories	144	11/19/21	USD	125.00	USD	1,701	(20,376)
ABIOMED, Inc.	48	11/19/21	USD	354.50	USD	1,562	(38,260)
Agilent Technologies, Inc.	53	11/19/21	USD	175.00	USD	835	(4,903)

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Agilon Health, Inc.	78	11/19/21	USD	30.00	USD	204	$(4,485)
Agios Pharmaceuticals, Inc.	51	11/19/21	USD	55.00	USD	235	(3,443)
Alcon, Inc.	131	11/19/21	USD	85.00	USD	1,054	(18,667)
Allogene Therapeutics, Inc.	116	11/19/21	USD	30.00	USD	298	(13,920)
Alnylam Pharmaceuticals, Inc.	57	11/19/21	USD	192.00	USD	1,076	(70,830)
Amedisys, Inc.	75	11/19/21	USD	165.00	USD	1,118	(28,350)
AmerisourceBergen Corp.	94	11/19/21	USD	130.00	USD	1,123	(11,045)
Amgen, Inc.	71	11/19/21	USD	225.00	USD	1,510	(21,832)
Arcutis Biotherapeutics, Inc.	65	11/19/21	USD	30.00	USD	155	(4,875)
Arena Pharmaceuticals, Inc.	56	11/19/21	USD	70.00	USD	333	(7,700)
Argenx SE, ADR	12	11/19/21	USD	350.00	USD	362	(6,540)
Avantor, Inc.	365	11/19/21	USD	45.00	USD	1,493	(25,550)
Baxter International, Inc.	200	11/19/21	USD	82.50	USD	1,609	(38,500)
BioMarin Pharmaceutical, Inc.	37	11/19/21	USD	85.00	USD	286	(5,828)
Boston Scientific Corp.	91	11/19/21	USD	47.00	USD	395	(4,414)
Bridgebio Pharma, Inc.	51	11/19/21	USD	60.00	USD	239	(6,247)
Bristol-Myers Squibb Co.	21	11/19/21	USD	65.00	USD	124	(1,040)
Centene Corp.	75	11/19/21	USD	67.50	USD	467	(12,187)
Cerevel Therapeutics Holdings, Inc.	47	11/19/21	USD	40.00	USD	139	(4,230)
Cigna Corp.	124	11/19/21	USD	220.00	USD	2,482	(31,000)
Cytokinetics, Inc.	30	11/19/21	USD	35.00	USD	107	(12,300)
Danaher Corp.	71	11/19/21	USD	340.00	USD	2,162	(13,312)
Enanta Pharmaceuticals, Inc.	10	11/19/21	USD	59.00	USD	57	(3,490)
Exact Sciences Corp.	25	11/19/21	USD	120.00	USD	239	(3,188)
Genmab A/S, ADR	26	11/19/21	USD	45.00	USD	114	(6,630)
Icon PLC	55	11/19/21	USD	280.00	USD	1,441	(34,375)
Ideaya Biosciences, Inc.	30	11/19/21	USD	30.00	USD	76	(7,650)
Incyte Corp.	44	11/19/21	USD	82.50	USD	303	(2,310)
Intuitive Surgical, Inc.	9	11/19/21	USD	360.00	USD	895	(17,775)
IQVIA Holdings, Inc.	75	11/19/21	USD	260.00	USD	1,797	(20,812)
Johnson & Johnson	272	11/19/21	USD	170.00	USD	4,393	(41,208)
Krystal Biotech, Inc.	14	11/19/21	USD	90.00	USD	73	(4,095)
Masimo Corp.	28	11/19/21	USD	275.00	USD	758	(30,380)
McKesson Corp.	11	11/19/21	USD	210.00	USD	219	(4,565)
Medtronic PLC	116	11/19/21	USD	135.00	USD	1,454	(14,094)
Mirati Therapeutics, Inc.	28	11/19/21	USD	190.00	USD	495	(25,620)
Moderna, Inc.	140	11/19/21	USD	450.00	USD	5,388	(182,000)
Natera, Inc.	20	11/19/21	USD	130.00	USD	223	(6,450)
Nektar Therapeutics	20	11/19/21	USD	20.00	USD	36	(2,400)
Nektar Therapeutics	20	11/19/21	USD	22.00	USD	36	(1,950)
Neurocrine Biosciences, Inc.	69	11/19/21	USD	110.00	USD	662	(14,145)
Nevro Corp.	74	11/19/21	USD	140.00	USD	861	(15,540)
Oak Street Health, Inc.	124	11/19/21	USD	60.00	USD	527	(8,680)
Pfizer, Inc.	520	11/19/21	USD	46.00	USD	2,237	(26,780)
Prothena Corp. PLC	59	11/19/21	USD	76.50	USD	420	(34,552)
Quest Diagnostics, Inc.	115	11/19/21	USD	160.00	USD	1,671	(8,912)
Rapt Therapeutics, Inc.	7	11/19/21	USD	40.00	USD	22	(963)
Regeneron Pharmaceuticals, Inc.	22	11/19/21	USD	685.00	USD	1,331	(10,670)
Relay Therapeutics, Inc.	41	11/19/21	USD	50.00	USD	129	(20,500)
ResMed, Inc.	35	11/19/21	USD	300.00	USD	922	(8,312)
Sanofi, ADR	109	11/19/21	USD	50.00	USD	525	(9,265)
Sarepta Therapeutics, Inc.	4	11/19/21	USD	100.00	USD	37	(1,700)
Seagen, Inc.	123	11/19/21	USD	160.00	USD	2,089	(193,725)
Stryker Corp.	110	11/19/21	USD	260.00	USD	2,901	(128,150)
Teladoc Health, Inc.	23	11/19/21	USD	160.00	USD	292	(3,163)
Teladoc Health, Inc.	39	11/19/21	USD	155.00	USD	495	(7,117)
Teleflex, Inc.	34	11/19/21	USD	400.00	USD	1,280	(40,120)
Thermo Fisher Scientific, Inc.	46	11/19/21	USD	600.00	USD	2,628	(48,070)
Zimmer Biomet Holdings, Inc.	103	11/19/21	USD	150.00	USD	1,508	(48,925)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Mirati Therapeutics, Inc.	28	12/17/21	USD	200.00	USD	495	$(25,760)
Sanofi, ADR	98	12/17/21	USD	50.00	USD	472	(10,535)

							$(2,713,210)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Genmab A/S, ADR	Citibank N.A.	4,300	10/04/21	USD	45.75	USD	188	$(948)
Alnylam Pharmaceuticals, Inc.	Barclays Bank PLC	7,200	10/07/21	USD	201.96	USD	1,359	(13,397)
Genmab A/S	Credit Suisse International	900	10/07/21	DKK	3,069.40	DKK	2,528	(331)
Genmab A/S, ADR	Bank of America N.A.	4,500	10/07/21	USD	48.60	USD	197	(1,201)
Roche Holding AG	Goldman Sachs International	2,000	10/08/21	CHF	368.90	CHF	684	(45)
Sanofi	Credit Suisse International	7,100	10/12/21	EUR	91.97	EUR	590	(12)
IQVIA Holdings, Inc.	Citibank N.A.	4,300	10/13/21	USD	258.80	USD	1,030	(3,083)
Hansoh Pharmaceutical Group Co. Ltd.	JPMorgan Chase Bank N.A.	58,000	10/15/21	HKD	28.95	HKD	1,148	(3)
Roche Holding AG	UBS AG	1,100	10/19/21	CHF	377.91	CHF	376	(88)
Daiichi Sankyo Co. Ltd.	Goldman Sachs International	25,600	10/21/21	JPY	2,665.95	JPY	76,275	(74,317)
Hansoh Pharmaceutical Group Co. Ltd.	Morgan Stanley & Co. International PLC	112,000	10/29/21	HKD	23.27	HKD	2,218	(4,766)
Sanofi	UBS AG	8,000	10/29/21	EUR	84.38	EUR	665	(12,364)
Genmab A/S	Morgan Stanley & Co. International PLC	2,000	11/02/21	DKK	2,796.00	DKK	5,618	(35,542)
WuXi AppTec Co. Ltd., Class H	Morgan Stanley & Co. International PLC	11,600	11/02/21	HKD	178.91	HKD	2,112	(20,381)
Agios Pharmaceuticals, Inc.	Bank of America N.A.	3,100	11/03/21	USD	51.32	USD	143	(2,203)
Wuxi Biologics Cayman, Inc.	Morgan Stanley & Co. International PLC	56,000	11/09/21	HKD	122.17	HKD	7,084	(76,797)
Hansoh Pharmaceutical Group Co. Ltd.	Morgan Stanley & Co. International PLC	66,000	11/10/21	HKD	20.46	HKD	1,307	(10,884)
Sanofi	UBS AG	6,800	11/11/21	EUR	84.87	EUR	565	(10,369)

								$(266,731)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology.	$114,047,361	$7,444,761	$2,455,885	$123,948,007
Diversified Financial Services	1,558,116	—	—	1,558,116
Health Care Equipment & Supplies	156,023,919	351,408	—	156,375,327
Health Care Providers & Services	104,133,800	2,131,580	—	106,265,380
Health Care Technology	2,787,284	—	—	2,787,284
Life Sciences Tools & Services	67,256,227	3,188,438	—	70,444,665
Pharmaceuticals	101,912,593	16,842,658	—	118,755,251
Other Interests	—	—	273,831	273,831
Preferred Securities
Preferred Stocks	—	450,552	5,434,410	5,884,962
Warrants	56,300	—	—	56,300
Short-Term Securities
Money Market Funds	8,816,253	—	—	8,816,253
Options Purchased
Equity Contracts	200,375	—	—	200,375

	$ 556,792,228	$ 30,409,397	$ 8,164,126	595,365,751

Investments Valued at NAV(a)				704,235

				$ 596,069,986

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(2,357,390)	$(622,551)	$—	$(2,979,941)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Other Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2020	$2,699,612	$254,814	$1,417,773	$4,372,199
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(367,867)	—	(598,024)	(965,891)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)(a)	124,140	19,017	18,884	162,041
Purchases	—	—	5,095,778	5,095,778
Sales	—	—	(500,001)	(500,001)

Closing balance, as of September 30, 2021	$2,455,885	$273,831	$5,434,410	$8,164,126

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(a)	$124,140	$19,017	$18,893	$162,050

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust (BME)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global\Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs(b)
Assets
Common Stocks	$2,455,885	Income	Discount Rate	0%(b)	—
Other Interests	273,831	Income	Discount Rate	1% - 2%	1%
Preferred Stocks(c)	5,434,410	Market	Market Adjustment Multiple	0.90x -1.15x	1.02x
			Revenue Multiple	8.34x	—
			Volatility	70% - 84%	—
			Time to Exit	1.0 - 3.0	1.8
			Recent Transactions	$0.12 - $1,000.00	$434.40

	$8,164,126

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	Amount is less than 0.5%
(c)

For the period end September 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $855,808 changed to Current Value approach. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt